Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.1%
562,945	Schwab U.S. TIPS ETF	$31,952,758	3.9
140,396	Vanguard Global ex-U.S. Real Estate ETF	8,225,802	1.0
88,138	Vanguard Real Estate ETF	8,218,868	1.0
110,948	Vanguard Russell 1000 Growth ETF	18,213,224	2.2

	Total Exchange-Traded Funds (Cost $64,393,069)	66,610,652	8.1

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
1,713,718	Voya Floating Rate Fund - Class I	16,263,183	2.0
624,778	Voya Index Plus LargeCap Portfolio - Class I	16,537,865	2.0
4,612,890	Voya Intermediate Bond Fund - Class R6	48,158,575	5.9
1,927,305	Voya Large Cap Value Fund - Class R6	24,785,148	3.0
737,836	Voya Large-Cap Growth Fund - Class R6	33,969,961	4.1
1,224,180	Voya MidCap Opportunities Portfolio - Class I	15,902,099	1.9
4,146,596	Voya Multi-Manager Emerging Markets Equity Fund - Class I	49,468,895	6.0
7,439,475	Voya Multi-Manager International Equity Fund - Class I	82,503,773	10.1
8,886,233	Voya Multi-Manager International Factors Fund - Class I	83,086,281	10.1
1,681,067	Voya Multi-Manager Mid Cap Value Fund - Class I	16,911,534	2.1
1,639,630	Voya Short Term Bond Fund - Class R6	16,183,144	2.0
1,057,446	Voya Small Company Portfolio - Class I	16,549,024	2.0
1,577,139	Voya Strategic Income Opportunities Fund - Class R6	16,260,299	2.0
3,377,371	Voya U.S. High Dividend Low Volatility Fund - Class R6	41,507,894	5.1
5,979,808	Voya U.S. Stock Index Portfolio - Class I	94,361,368	11.5
2,318,776	VY® Invesco Comstock Portfolio - Class I	42,062,592	5.1
2,868,260	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	80,999,651	9.9
677,134	VY® T. Rowe Price Growth Equity Portfolio - Class I	55,931,281	6.8

	Total Mutual Funds (Cost $757,468,573)	751,442,567	91.6

	Total Investments in Securities (Cost $821,861,642)	$818,053,219	99.7
	Assets in Excess of Other Liabilities	2,435,341	0.3
	Net Assets	$820,488,560	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$66,610,652	$–	$–	$66,610,652
Mutual Funds	751,442,567	–	–	751,442,567
Total Investments, at fair value	$818,053,219	$–	$–	$818,053,219
Other Financial Instruments+
Futures	383,211	–	–	383,211
Total Assets	$818,436,430	$–	$–	$818,436,430
Liabilities Table
Other Financial Instruments+
Futures	$(540,266)	$–	$–	$(540,266)
Total Liabilities	$(540,266)	$–	$–	$(540,266)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	159	12/20/19	$12,123,750	$(357,290)
S&P 500® E-Mini	83	12/20/19	12,360,775	(121,753)
U.S. Treasury Ultra Long Bond	44	12/19/19	8,443,875	211,637
			$32,928,400	$(267,406)
Short Contracts:
Mini MSCI EAFE Index	(177)	12/20/19	(16,800,840)	17,786
Mini MSCI Emerging Markets Index	(166)	12/20/19	(8,315,770)	153,788
U.S. Treasury 10-Year Note	(64)	12/19/19	(8,340,000)	(61,223)
			$(33,456,610)	$110,351

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$22,916,283	$515,754	$(24,003,230)	$571,193	$-	$-	$2,184,415	$-
Voya Floating Rate Fund - Class I	30,603,880	2,698,531	(17,972,814)	933,586	16,263,183	736,006	(514,577)	-
Voya Index Plus LargeCap Portfolio - Class I	36,506,441	2,786,779	(23,965,872)	1,210,517	16,537,865	250,591	3,684,360	1,379,595
Voya Intermediate Bond Fund - Class R6	66,910,557	18,251,413	(40,743,278)	3,739,883	48,158,575	1,588,158	143,283	-
Voya International Index Portfolio - Class I	45,850,143	1,164,905	(49,456,969)	2,441,921	-	-	3,081,131	-
Voya Large Cap Value Fund - Class R6	23,067,015	2,328,801	(4,167,657)	3,556,989	24,785,148	267,710	(529)	-
Voya Large-Cap Growth Fund - Class R6	42,292,751	2,197,579	(20,310,238)	9,789,869	33,969,961	-	(1,209,845)	-
Voya MidCap Opportunities Portfolio - Class I	19,256,918	2,528,943	(7,190,266)	1,306,504	15,902,099	15,182	252,883	1,893,466
Voya Multi-Manager Emerging Markets Equity Fund - Class I	38,269,430	13,724,741	(5,720,691)	3,195,415	49,468,895	-	1,398,225	-
Voya Multi-Manager International Equity Fund - Class I	57,411,116	27,094,260	(8,937,640)	6,936,037	82,503,773	-	50,249	-
Voya Multi-Manager International Factors Fund - Class I	57,322,867	28,850,189	(8,713,234)	5,626,459	83,086,281	-	(198,518)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	19,190,898	1,468,618	(7,516,227)	3,768,245	16,911,534	-	(476,434)	-
Voya Short Term Bond Fund - Class R6	-	17,751,364	(1,740,125)	171,905	16,183,144	165,492	12,321	-
Voya Small Company Portfolio - Class I	15,368,634	3,653,868	(3,560,130)	1,086,652	16,549,024	65,667	(952,923)	2,223,284
Voya Strategic Income Opportunities Fund - Class R6	-	17,862,722	(1,749,823)	147,400	16,260,299	340,589	11,973	-
Voya U.S. Bond Index Portfolio - Class I	22,945,452	2,417,184	(25,041,647)	(320,989)	-	172,791	768,928	-
Voya U.S. High Dividend Low Volatility Fund - Class I	15,360,895	26,432,531	(43,153,184)	1,359,758	-	331,719	144,097	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	39,439,118	-	2,068,776	41,507,894	-	-	-
Voya U.S. Stock Index Portfolio - Class I	35,103,721	71,278,038	(14,410,299)	2,389,908	94,361,368	258,332	635,779	5,203,551
VY® Invesco Comstock Portfolio - Class I	50,697,935	7,947,344	(16,012,632)	(570,055)	42,062,592	197,991	4,075,854	3,816,555
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	62,766,825	23,723,404	(12,837,120)	7,346,542	80,999,651	289,565	(278,570)	4,137,916
VY® T. Rowe Price Growth Equity Portfolio - Class I	53,814,670	8,763,601	(9,031,044)	2,384,054	55,931,281	107,207	1,212,077	6,200,489
	$715,656,431	$322,879,687	$(346,234,120)	$59,140,569	$751,442,567	$4,787,000	$14,024,179	$24,854,856

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $834,224,714.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,414,792
Gross Unrealized Depreciation	(30,743,342)

Net Unrealized Depreciation	$(16,328,550)